Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2019
Allowance for doubtful accounts
Allowance for doubtful accounts

4. Allowance for doubtful accounts

The movement of the allowance for accounts receivable, other receivables and amounts due from related parties was as following:

	Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance as of January 1	—	3,997,417	63,211,728
Provisions for doubtful accounts	3,997,417	59,214,311	61,278,914
Write-off	—	—	—
Balance as of December 31	3,997,417	63,211,728	124,490,642